Retirement Plans, Postretirement and Postemployment Benefits	12 Months Ended
Dec. 31, 2015
Compensation And Retirement Disclosure [Abstract]
Retirement Plans, Postretirement and Postemployment Benefits

Note J: Retirement Plans, Postretirement and Postemployment Benefits

The Corporation sponsors defined benefit retirement plans that cover substantially all employees. Additionally, the Corporation provides other postretirement benefits for certain employees, including medical benefits for retirees and their spouses and retiree life insurance. The Corporation also provides certain benefits, such as disability benefits, to former or inactive employees after employment but before retirement.

In connection with the TXI acquisition in 2014, the Corporation assumed three defined benefit plans, including two pension plans and a postretirement health benefit plan.  The assets and obligations associated with these plans are reflected in the assets and obligations as of December 31, 2015 and 2014, in the tables below.

The measurement date for the Corporation’s defined benefit plans, postretirement benefit plans and postemployment benefit plans is December 31.

Defined Benefit Retirement Plans. Retirement plan assets invested in listed stocks, bonds, hedge funds, real estate and cash equivalents. Defined retirement benefits for salaried employees are based on each employee’s years of service and average compensation for a specified period of time before retirement. Defined retirement benefits for hourly employees are generally stated amounts for specified periods of service.

The Corporation sponsors a Supplemental Excess Retirement Plan (“SERP”) that generally provides for the payment of retirement benefits in excess of allowable Internal Revenue Code limits. The SERP generally provides for a lump-sum payment of vested benefits. When these benefit payments exceed the sum of the service and interest costs for the SERP during a year, the Corporation recognizes a pro-rata portion of the SERP’s unrecognized actuarial loss as settlement expense.

The net periodic retirement benefit cost of defined benefit plans includes the following components:

years ended December 31 (add 000)	2015	2014	2013
Components of net periodic benefit cost:
Service cost	$23,001	$17,125	$16,121
Interest cost	33,151	28,935	23,016
Expected return on assets	(36,385)	(32,661)	(26,660)
Amortization of:
Prior service cost	422	445	449
Actuarial loss	17,159	4,045	15,679
Transition asset	(1)	(1)	(1)
Settlement charge	—	—	729
Termination benefit charge	2,085	13,652	—
Net periodic benefit cost	$39,432	$31,540	$29,333

The expected return on assets is based on the fair value of the plan assets.  The termination benefit charge represents the increased benefits payable to former TXI executives as part of their change-in-control agreements.

The Corporation recognized the following amounts in consolidated comprehensive earnings:

years ended December 31

(add 000)	2015	2014	2013
Actuarial loss (gain)	$9,916	$105,546	$(90,755)
Amortization of:
Prior service cost	(422)	(445)	(449)
Actuarial loss	(17,159)	(4,045)	(15,679)
Transition asset	1	1	1
Special plan termination benefits	(2,085)	—	—
Settlement charge	—	—	(729)
Net prior service cost	2,338	—	—
Total	$(7,411)	$101,057	$(107,611)

Accumulated other comprehensive loss includes the following amounts that have not yet been recognized in net periodic benefit cost:

December 31	2015		2014
(add 000)	Gross	Net of tax	Gross	Net of tax
Prior service cost	$1,028	$628	$1,197	$729
Actuarial loss	178,770	108,874	186,013	113,288
Transition asset	(8)	(5)	(9)	(5)
Total	$179,790	$109,497	$187,201	$114,012

The prior service cost, actuarial loss and transition asset expected to be recognized in net periodic benefit cost during 2016 are $350,000 (net of deferred taxes of $136,000), $11,318,000 (net of deferred taxes of $4,403,000) and $1,000, respectively. These amounts are included in accumulated other comprehensive loss at December 31, 2015.

The defined benefit plans’ change in projected benefit obligation is as follows:

years ended December 31

(add 000)	2015	2014
Change in projected benefit obligation:
Net projected benefit obligation at beginning of year	$753,975	$496,040
Service cost	23,001	17,125
Interest cost	33,151	28,935
Actuarial (gain) loss	(27,119)	99,071
Gross benefits paid	(30,803)	(23,489)
Acquisitions	—	122,641
Nonrecurring termination benefit	2,338	13,652
Net projected benefit obligation at end of year	$754,543	$753,975

The Corporation’s change in plan assets, funded status and amounts recognized on the Corporation’s consolidated balance sheets are as follows:

years ended December 31

(add 000)	2015	2014
Change in plan assets:
Fair value of plan assets at beginning of year	$524,042	$443,973
Actual return on plan assets, net	(651)	26,186
Employer contributions	53,924	25,654
Gross benefits paid	(30,803)	(23,489)
Acquisitions	—	51,718
Fair value of plan assets at end of year	$546,512	$524,042

years ended December 31

(add 000)	2015	2014
Funded status of the plan at end of year	$(208,031)	$(229,933)
Accrued benefit cost	$(208,031)	$(229,933)

December 31

(add 000)	2015	2014
Amounts recognized on consolidated balance sheets consist of:
Current liability	$(6,048)	$(4,183)
Noncurrent liability	(201,983)	(225,750)
Net amount recognized at end of year	$(208,031)	$(229,933)

The accumulated benefit obligation for all defined benefit pension plans was $688,017,000 and $684,647,000 at December 31, 2015 and 2014, respectively.

Benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets are as follows:

December 31

(add 000)	2015	2014
Projected benefit obligation	$754,543	$753,975
Accumulated benefit obligation	$688,017	$684,647
Fair value of plan assets	$546,512	$524,042

Weighted-average assumptions used to determine benefit obligations as of December 31 are:

	2015	2014
Discount rate	4.67%	4.25%
Rate of increase in future compensation levels	4.50%	4.50%

Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31 are:

	2015	2014	2013
Discount rate	4.25%	5.17%	4.24%
Rate of increase in future compensation levels	4.50%	5.00%	5.00%
Expected long-term rate of return on assets	7.00%	7.00%	7.00%

The expected long-term rate of return on assets is based on a building-block approach, whereby the components are weighted based on the allocation of pension plan assets.

For 2015 and 2014, the Corporation estimated the remaining lives of participants in the pension plans using the RP-2014 Mortality Table.  The no-collar table was used for salaried participants and the blue-collar table, reflecting the experience of the Corporation’s participants, was used for hourly participants.

The target allocation for 2015 and the actual pension plan asset allocation by asset class are as follows:

	Percentage of Plan Assets
	2015	December 31
Asset Class	Target Allocation	2015	2014
Equity securities	54%	55%	59%
Debt securities	30%	31%	29%
Hedge funds	8%	7%	4%
Real estate	8%	7%	7%
Cash	0%	0%	1%
Total	100%	100%	100%

The Corporation’s investment strategy is for approximately 50% of equity securities to be invested in mid-sized to large capitalization U.S. funds with the remaining to be invested in small capitalization, emerging markets and international funds. Debt securities, or fixed income investments, are invested in funds benchmarked to the Barclays U.S. Aggregate Bond Index.

The fair values of pension plan assets by asset class and fair value hierarchy level are as follows:

December 31	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
(add 000)	2015
Equity securities:
Mid-sized to large cap	$—	$156,008	$—	$156,008
Small cap, international and emerging growth funds	—	144,405	—	144,405
Debt securities:
Core fixed income	—	167,545	—	167,545
High-yield bonds	—	—	—	—
Real estate	15,479	—	23,242	38,721
Hedge funds	—	—	39,219	39,219
Cash	614	—	—	614
Total	$16,093	$467,958	$62,461	$546,512

	2014
Equity securities:
Mid-sized to large cap	$—	$219,092	$—	$219,092
Small cap, international and emerging growth funds	—	87,706	—	87,706
Debt securities:
Core fixed income	—	154,997	—	154,997
High-yield bonds	—	—	—	—
Real estate	—	—	20,363	20,363
Hedge funds	—	—	38,264	38,264
Cash	3,620	—	—	3,620
Total	$3,620	$461,795	$58,627	$524,042

Level 3 real estate investments are stated at estimated fair value, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair values of real estate investments generally do not reflect transaction costs which may be incurred upon disposition of the real estate investments and do not necessarily represent the prices at which the real estate investments would be sold or repaid, since market prices of real estate investments can only be determined by negotiation between a willing buyer and seller. An independent valuation consultant is employed to determine the fair value of the real estate investments. The value of hedge funds is based on the values of the sub-fund investments. In determining the fair value of each sub-fund’s investment, the hedge funds’ Board of Trustees uses the values provided by the sub-funds and any other considerations that may, in its judgment, increase or decrease such estimated value.

The change in the fair value of pension plan assets valued using significant unobservable inputs (Level 3) is as follows:

years ended December 31	Real Estate	Hedge Funds
(add 000)	2015
Balance at beginning of year	$20,363	$38,264
Purchases, sales, settlements, net	—	—
Actual return on plan assets held at period end	2,879	955
Balance at end of year	$23,242	$39,219

	2014
Balance at beginning of year	$19,357	$21,764
Purchases, sales, settlements, net	441	15,600
Actual return on plan assets held at period end	565	900
Balance at end of year	$20,363	$38,264

In 2015 and 2014, the Corporation made pension and SERP contributions of $53,924,000 and $25,654,000, respectively. The Corporation currently estimates that it will contribute $29,927,000 to its pension and SERP plans in 2016.

The expected benefit payments to be paid from plan assets for each of the next five years and the five-year period thereafter are as follows:

(add 000)
2016	$34,226
2017	$36,301
2018	$38,105
2019	$40,327
2020	$42,582
Years 2021 - 2025	$238,610

Postretirement Benefits. The net periodic postretirement benefit (credit) cost of postretirement plans includes the following components:

years ended December 31

(add 000)	2015	2014	2013
Components of net periodic benefit credit:
Service cost	$137	$206	$227
Interest cost	928	1,164	1,013
Amortization of:
Prior service credit	(2,302)	(3,255)	(3,255)
Actuarial (gain) loss	(309)	(266)	25
Total net periodic benefit credit	$(1,546)	$(2,151)	$(1,990)

The Corporation recognized the following amounts in consolidated comprehensive earnings:

years ended December 31

(add 000)	2015	2014	2013
Actuarial gain	$(626)	$(3,026)	$(1,011)
Amortization of:
Prior service credit	2,302	3,255	3,255
Actuarial gain (loss)	309	266	(25)
Total	$1,985	$495	$2,219

Accumulated other comprehensive loss includes the following amounts that have not yet been recognized in net periodic benefit cost:

	2015		2014
(add 000)	Gross	Net of tax	Gross	Net of tax
Prior service credit	$(4,786)	$(2,924)	$(7,088)	$(4,316)
Actuarial gain	(5,050)	(3,086)	(4,733)	(2,883)
Total	$(9,836)	$(6,010)	$(11,821)	$(7,199)

The prior service credit and actuarial gain expected to be recognized in net periodic benefit cost during 2016 is $1,846,000 (net of a deferred tax liability of $718,000) and $382,000 (net of a deferred tax liability of $149,000), respectively, and are included in accumulated other comprehensive loss at December 31, 2015.

The postretirement health care plans’ change in benefit obligation is as follows:

years ended December 31

(add 000)	2015	2014
Change in benefit obligation:
Net benefit obligation at beginning of year	$25,086	$27,352
Service cost	137	206
Interest cost	928	1,164
Participants’ contributions	1,777	2,100
Actuarial gain	(627)	(3,026)
Gross benefits paid	(3,893)	(4,856)
Acquisitions	—	2,146
Net benefit obligation at end of year	$23,408	$25,086

The Corporation’s change in plan assets, funded status and amounts recognized on the Corporation’s consolidated balance sheets are as follows:

years ended December 31

(add 000)	2015	2014
Change in plan assets:
Fair value of plan assets at beginning of year	$—	$—
Employer contributions	2,116	2,756
Participants’ contributions	1,777	2,100
Gross benefits paid	(3,893)	(4,856)
Fair value of plan assets at end of year	$—	$—

December 31

(add 000)	2015	2014
Funded status of the plan at end of year	$(23,408)	$(25,086)
Accrued benefit cost	$(23,408)	$(25,086)

December 31

(add 000)	2015	2014
Amounts recognized on consolidated balance sheets consist of:
Current liability	$(2,120)	$(2,770)
Noncurrent liability	(21,288)	(22,316)
Net amount recognized at end of year	$(23,408)	$(25,086)

Weighted-average assumptions used to determine the postretirement benefit obligations as of December 31 are:

	2015	2014
Discount rate	4.25%	3.83%

Weighted-average assumptions used to determine net postretirement benefit cost for the years ended December 31 are:

	2015	2014	2013
Discount rate	3.83%	4.42%	3.54%

For 2015 and 2014, the Corporation estimated the remaining lives of participants in the postretirement plan using the RP-2014 Mortality Table.

Assumed health care cost trend rates at December 31 are:

	2015	2014
Health care cost trend rate assumed for next year	7.0%	7.0%
Rate to which the cost trend rate gradually declines	5.0%	5.0%
Year the rate reaches the ultimate rate	2020	2019

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage-point change in assumed health care cost trend rates would have the following effects:

	One Percentage Point
(add 000)	Increase	(Decrease)
Total service and interest cost components	$55	$(51)
Postretirement benefit obligation	$1,312	$(1,133)

The Corporation estimates that it will contribute $2,120,000 to its postretirement health care plans in 2016.

The total expected benefit payments to be paid by the Corporation, net of participant contributions, for each of the next five years and the five-year period thereafter are as follows:

(add 000)
2016	$2,120
2017	$2,344
2018	$2,275
2019	$2,159
2020	$2,051
Years 2021 - 2025	$9,170

Defined Contribution Plans. The Corporation maintains defined contribution plans that cover substantially all employees. These plans, qualified under Section 401(a) of the Internal Revenue Code, are retirement savings and investment plans for the Corporation’s salaried and hourly employees. Under certain provisions of these plans, the Corporation, at established rates, matches employees’ eligible contributions. The Corporation’s matching obligations were $12,444,000 in 2015, $8,602,000 in 2014 and $7,097,000 in 2013. The increase in matching contributions reflect the participation of the new employees effective July 1, 2014 in connection with the TXI acquisition.

Postemployment Benefits. The Corporation had accrued postemployment benefits of $1,267,000 at December 31, 2015 and 2014.